Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000215594 | AssetCorporate Bonds & NotesFR_ACI2MB374
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000215594 | AssetSovereign IssuesFR_ACI2T1TJ5
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000215594 | AssetU.S. Government AgenciesFR_3140QTNE5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215594 | AssetAsset-Backed SecuritiesFR_86746AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215594 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12652FAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215594 | AssetU.S. Treasury ObligationsFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215594 | AssetMunicipal Bonds & NotesFR_64972FT30
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215594 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000215594 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215594 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215598 | AssetCorporate Bonds & NotesFR_ACI2MB374
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000215598 | AssetSovereign IssuesFR_ACI2T1TJ5
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000215598 | AssetU.S. Government AgenciesFR_3140QTNE5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215598 | AssetAsset-Backed SecuritiesFR_86746AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215598 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12652FAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215598 | AssetU.S. Treasury ObligationsFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215598 | AssetMunicipal Bonds & NotesFR_64972FT30
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215598 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000215598 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215598 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215596 | AssetCorporate Bonds & NotesFR_ACI2MB374
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000215596 | AssetSovereign IssuesFR_ACI2T1TJ5
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000215596 | AssetU.S. Government AgenciesFR_3140QTNE5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215596 | AssetAsset-Backed SecuritiesFR_86746AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215596 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12652FAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215596 | AssetU.S. Treasury ObligationsFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215596 | AssetMunicipal Bonds & NotesFR_64972FT30
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215596 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000215596 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215596 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215597 | AssetCorporate Bonds & NotesFR_ACI2MB374
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000215597 | AssetSovereign IssuesFR_ACI2T1TJ5
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000215597 | AssetU.S. Government AgenciesFR_3140QTNE5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215597 | AssetAsset-Backed SecuritiesFR_86746AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215597 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12652FAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215597 | AssetU.S. Treasury ObligationsFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215597 | AssetMunicipal Bonds & NotesFR_64972FT30
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215597 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000215597 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215597 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215595 | AssetCorporate Bonds & NotesFR_ACI2MB374
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000215595 | AssetSovereign IssuesFR_ACI2T1TJ5
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000215595 | AssetU.S. Government AgenciesFR_3140QTNE5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215595 | AssetAsset-Backed SecuritiesFR_86746AAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215595 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12652FAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215595 | AssetU.S. Treasury ObligationsFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215595 | AssetMunicipal Bonds & NotesFR_64972FT30
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215595 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000215595 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215595 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065243 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000065243 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.10%)
C000065243 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000065243 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000065243 | AssetSovereign IssuesFR_46514BRN9
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000065243 | AssetAsset-Backed SecuritiesFR_63942YAQ7
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000065243 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000065243 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12640HAW3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065243 | AssetLoan Participations and AssignmentsFR_44988LAM9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065243 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065243 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065243 | AssetConvertible Preferred SecuritiesFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065243 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000065243 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000065243 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000069483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069483 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.10%)
C000069483 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000069483 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000069483 | AssetSovereign IssuesFR_46514BRN9
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000069483 | AssetAsset-Backed SecuritiesFR_63942YAQ7
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069483 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069483 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12640HAW3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069483 | AssetLoan Participations and AssignmentsFR_44988LAM9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069483 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069483 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069483 | AssetConvertible Preferred SecuritiesFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069483 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000069483 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069483 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000065246 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000065246 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.10%)
C000065246 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000065246 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000065246 | AssetSovereign IssuesFR_46514BRN9
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000065246 | AssetAsset-Backed SecuritiesFR_63942YAQ7
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000065246 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000065246 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12640HAW3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065246 | AssetLoan Participations and AssignmentsFR_44988LAM9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065246 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065246 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065246 | AssetConvertible Preferred SecuritiesFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065246 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000065246 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000065246 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000065245 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000065245 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.10%)
C000065245 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000065245 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000065245 | AssetSovereign IssuesFR_46514BRN9
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000065245 | AssetAsset-Backed SecuritiesFR_63942YAQ7
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000065245 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000065245 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12640HAW3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065245 | AssetLoan Participations and AssignmentsFR_44988LAM9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065245 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065245 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065245 | AssetConvertible Preferred SecuritiesFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065245 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000065245 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000065245 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000200461 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200461 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.10%)
C000200461 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000200461 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200461 | AssetSovereign IssuesFR_46514BRN9
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200461 | AssetAsset-Backed SecuritiesFR_63942YAQ7
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200461 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000200461 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12640HAW3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200461 | AssetLoan Participations and AssignmentsFR_44988LAM9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200461 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200461 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200461 | AssetConvertible Preferred SecuritiesFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200461 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000200461 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000200461 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000069484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069484 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.10%)
C000069484 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000069484 | AssetCorporate Bonds & NotesFR_09659W2M5
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000069484 | AssetSovereign IssuesFR_46514BRN9
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000069484 | AssetAsset-Backed SecuritiesFR_63942YAQ7
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069484 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069484 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12640HAW3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069484 | AssetLoan Participations and AssignmentsFR_44988LAM9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069484 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069484 | AssetPreferred SecuritiesFR_00846NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069484 | AssetConvertible Preferred SecuritiesFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069484 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000069484 | AssetShort-Term InstrumentsFR_31622GDL8_4.150
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069484 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000035569 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000035569 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(133.90%)
C000035569 | AssetU.S. Treasury ObligationsFR_912803FY4
Holdings [Line Items]
Percent of Net Asset Value	193.70%
C000035569 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000035569 | AssetAsset-Backed SecuritiesFR_ACI37WPZ7
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000035569 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035569 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36251PAZ7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035569 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035569 | AssetShort-Term InstrumentsFR_318991007_3.500
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035569 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064165 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000064165 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(133.90%)
C000064165 | AssetU.S. Treasury ObligationsFR_912803FY4
Holdings [Line Items]
Percent of Net Asset Value	193.70%
C000064165 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000064165 | AssetAsset-Backed SecuritiesFR_ACI37WPZ7
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000064165 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064165 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36251PAZ7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064165 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064165 | AssetShort-Term InstrumentsFR_318991007_3.500
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064165 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026542 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026542 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(163.50%)
C000026542 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000026542 | AssetU.S. Government AgenciesFR_36179XS49
Holdings [Line Items]
Percent of Net Asset Value	257.20%
C000026542 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17331WBB8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026542 | AssetAsset-Backed SecuritiesFR_77340JAL9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026542 | AssetShort-Term InstrumentsFR_912797UC9_0.010_7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026544 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026544 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(163.50%)
C000026544 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000026544 | AssetU.S. Government AgenciesFR_36179XS49
Holdings [Line Items]
Percent of Net Asset Value	257.20%
C000026544 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17331WBB8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026544 | AssetAsset-Backed SecuritiesFR_77340JAL9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026544 | AssetShort-Term InstrumentsFR_912797UC9_0.010_7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026541 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026541 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(163.50%)
C000026541 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000026541 | AssetU.S. Government AgenciesFR_36179XS49
Holdings [Line Items]
Percent of Net Asset Value	257.20%
C000026541 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17331WBB8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026541 | AssetAsset-Backed SecuritiesFR_77340JAL9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026541 | AssetShort-Term InstrumentsFR_912797UC9_0.010_7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064137 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064137 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(163.50%)
C000064137 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000064137 | AssetU.S. Government AgenciesFR_36179XS49
Holdings [Line Items]
Percent of Net Asset Value	257.20%
C000064137 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17331WBB8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064137 | AssetAsset-Backed SecuritiesFR_77340JAL9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064137 | AssetShort-Term InstrumentsFR_912797UC9_0.010_7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000203300 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203300 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(163.50%)
C000203300 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000203300 | AssetU.S. Government AgenciesFR_36179XS49
Holdings [Line Items]
Percent of Net Asset Value	257.20%
C000203300 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17331WBB8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000203300 | AssetAsset-Backed SecuritiesFR_77340JAL9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000203300 | AssetShort-Term InstrumentsFR_912797UC9_0.010_7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026566 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026566 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)
C000026566 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000026566 | AssetCorporate Bonds & NotesFR_29278NAF0
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000026566 | AssetU.S. Treasury ObligationsFR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000026566 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026566 | AssetSovereign IssuesFR_30216JAE5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026566 | AssetAsset-Backed SecuritiesFR_00501XAA9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026566 | AssetPreferred SecuritiesFR_05964HBH7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026566 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05555XAB1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026566 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026566 | AssetMunicipal Bonds & NotesFR_56681NJD0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026566 | AssetU.S. Government Agencies_SSFR_01F050643_WFS_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026566 | AssetShort-Term InstrumentsFR_966YMP009_6.800
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026565 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026565 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)
C000026565 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000026565 | AssetCorporate Bonds & NotesFR_29278NAF0
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000026565 | AssetU.S. Treasury ObligationsFR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000026565 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026565 | AssetSovereign IssuesFR_30216JAE5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026565 | AssetAsset-Backed SecuritiesFR_00501XAA9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026565 | AssetPreferred SecuritiesFR_05964HBH7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026565 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05555XAB1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026565 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026565 | AssetMunicipal Bonds & NotesFR_56681NJD0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026565 | AssetU.S. Government Agencies_SSFR_01F050643_WFS_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026565 | AssetShort-Term InstrumentsFR_966YMP009_6.800
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026567 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026567 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)
C000026567 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000026567 | AssetCorporate Bonds & NotesFR_29278NAF0
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000026567 | AssetU.S. Treasury ObligationsFR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000026567 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026567 | AssetSovereign IssuesFR_30216JAE5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026567 | AssetAsset-Backed SecuritiesFR_00501XAA9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026567 | AssetPreferred SecuritiesFR_05964HBH7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026567 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05555XAB1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026567 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026567 | AssetMunicipal Bonds & NotesFR_56681NJD0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026567 | AssetU.S. Government Agencies_SSFR_01F050643_WFS_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026567 | AssetShort-Term InstrumentsFR_966YMP009_6.800
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026564 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026564 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)
C000026564 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000026564 | AssetCorporate Bonds & NotesFR_29278NAF0
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000026564 | AssetU.S. Treasury ObligationsFR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000026564 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026564 | AssetSovereign IssuesFR_30216JAE5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026564 | AssetAsset-Backed SecuritiesFR_00501XAA9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026564 | AssetPreferred SecuritiesFR_05964HBH7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026564 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05555XAB1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026564 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026564 | AssetMunicipal Bonds & NotesFR_56681NJD0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026564 | AssetU.S. Government Agencies_SSFR_01F050643_WFS_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026564 | AssetShort-Term InstrumentsFR_966YMP009_6.800
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064141 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064141 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)
C000064141 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000064141 | AssetCorporate Bonds & NotesFR_29278NAF0
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000064141 | AssetU.S. Treasury ObligationsFR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000064141 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000064141 | AssetSovereign IssuesFR_30216JAE5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064141 | AssetAsset-Backed SecuritiesFR_00501XAA9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064141 | AssetPreferred SecuritiesFR_05964HBH7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064141 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05555XAB1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064141 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064141 | AssetMunicipal Bonds & NotesFR_56681NJD0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064141 | AssetU.S. Government Agencies_SSFR_01F050643_WFS_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064141 | AssetShort-Term InstrumentsFR_966YMP009_6.800
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200444 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200444 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)
C000200444 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000200444 | AssetCorporate Bonds & NotesFR_29278NAF0
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000200444 | AssetU.S. Treasury ObligationsFR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000200444 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000200444 | AssetSovereign IssuesFR_30216JAE5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200444 | AssetAsset-Backed SecuritiesFR_00501XAA9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200444 | AssetPreferred SecuritiesFR_05964HBH7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200444 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05555XAB1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200444 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200444 | AssetMunicipal Bonds & NotesFR_56681NJD0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200444 | AssetU.S. Government Agencies_SSFR_01F050643_WFS_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200444 | AssetShort-Term InstrumentsFR_966YMP009_6.800
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080408 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080408 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.80%)
C000080408 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000080408 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080408 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000080408 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000080408 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000080408 | AssetAsset-Backed SecuritiesFR_55821LAJ3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000080408 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080408 | AssetMunicipal Bonds & NotesFR_626207YF5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080408 | AssetLoan Participations and AssignmentsFR_BA0005336
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080408 | AssetPreferred SecuritiesFR_14019TAA4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080408 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000195167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.80%)
C000195167 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000195167 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000195167 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000195167 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000195167 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000195167 | AssetAsset-Backed SecuritiesFR_55821LAJ3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000195167 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195167 | AssetMunicipal Bonds & NotesFR_626207YF5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195167 | AssetLoan Participations and AssignmentsFR_BA0005336
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195167 | AssetPreferred SecuritiesFR_14019TAA4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195167 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000035567 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035567 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.80%)
C000035567 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000035567 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035567 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000035567 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000035567 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000035567 | AssetAsset-Backed SecuritiesFR_55821LAJ3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035567 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035567 | AssetMunicipal Bonds & NotesFR_626207YF5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035567 | AssetLoan Participations and AssignmentsFR_BA0005336
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000035567 | AssetPreferred SecuritiesFR_14019TAA4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035567 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064164 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064164 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.80%)
C000064164 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000064164 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064164 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000064164 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000064164 | AssetU.S. Treasury ObligationsFR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000064164 | AssetAsset-Backed SecuritiesFR_55821LAJ3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064164 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064164 | AssetMunicipal Bonds & NotesFR_626207YF5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064164 | AssetLoan Participations and AssignmentsFR_BA0005336
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064164 | AssetPreferred SecuritiesFR_14019TAA4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064164 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026572 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026572 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(103.70%)
C000026572 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000026572 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026572 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000026572 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026572 | AssetU.S. Treasury ObligationsFR_912810SE9
Holdings [Line Items]
Percent of Net Asset Value	169.20%
C000026572 | AssetNon-Agency Mortgage-Backed SecuritiesFR_81750PBB1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026572 | AssetAsset-Backed SecuritiesFR_05377RHM9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026574 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026574 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(103.70%)
C000026574 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000026574 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026574 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000026574 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026574 | AssetU.S. Treasury ObligationsFR_912810SE9
Holdings [Line Items]
Percent of Net Asset Value	169.20%
C000026574 | AssetNon-Agency Mortgage-Backed SecuritiesFR_81750PBB1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026574 | AssetAsset-Backed SecuritiesFR_05377RHM9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026570 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026570 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(103.70%)
C000026570 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000026570 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026570 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000026570 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026570 | AssetU.S. Treasury ObligationsFR_912810SE9
Holdings [Line Items]
Percent of Net Asset Value	169.20%
C000026570 | AssetNon-Agency Mortgage-Backed SecuritiesFR_81750PBB1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026570 | AssetAsset-Backed SecuritiesFR_05377RHM9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064142 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064142 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(103.70%)
C000064142 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000064142 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064142 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000064142 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064142 | AssetU.S. Treasury ObligationsFR_912810SE9
Holdings [Line Items]
Percent of Net Asset Value	169.20%
C000064142 | AssetNon-Agency Mortgage-Backed SecuritiesFR_81750PBB1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064142 | AssetAsset-Backed SecuritiesFR_05377RHM9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000073751 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000073751 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.30%)
C000073751 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000073751 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000073751 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000073751 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073751 | AssetCorporate Bonds & NotesFR_ACI2PNX49
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000073751 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000073751 | AssetAsset-Backed SecuritiesFR_ACI37Y6D3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073751 | AssetLoan Participations and AssignmentsFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073751 | AssetMunicipal Bonds & NotesFR_38122NC83
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073751 | AssetPreferred SecuritiesFR_ACI07BWB4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073751 | AssetShort-Term InstrumentsFR_71855BE16_4.370
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000073752 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000073752 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.30%)
C000073752 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000073752 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000073752 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000073752 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073752 | AssetCorporate Bonds & NotesFR_ACI2PNX49
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000073752 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000073752 | AssetAsset-Backed SecuritiesFR_ACI37Y6D3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073752 | AssetLoan Participations and AssignmentsFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073752 | AssetMunicipal Bonds & NotesFR_38122NC83
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073752 | AssetPreferred SecuritiesFR_ACI07BWB4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073752 | AssetShort-Term InstrumentsFR_71855BE16_4.370
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000073749 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000073749 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.30%)
C000073749 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000073749 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000073749 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000073749 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073749 | AssetCorporate Bonds & NotesFR_ACI2PNX49
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000073749 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000073749 | AssetAsset-Backed SecuritiesFR_ACI37Y6D3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073749 | AssetLoan Participations and AssignmentsFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073749 | AssetMunicipal Bonds & NotesFR_38122NC83
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073749 | AssetPreferred SecuritiesFR_ACI07BWB4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073749 | AssetShort-Term InstrumentsFR_71855BE16_4.370
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000073754 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31]
C000073754 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.30%)
C000073754 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000073754 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000073754 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000073754 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073754 | AssetCorporate Bonds & NotesFR_ACI2PNX49
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000073754 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000073754 | AssetAsset-Backed SecuritiesFR_ACI37Y6D3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073754 | AssetLoan Participations and AssignmentsFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073754 | AssetMunicipal Bonds & NotesFR_38122NC83
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073754 | AssetPreferred SecuritiesFR_ACI07BWB4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073754 | AssetShort-Term InstrumentsFR_71855BE16_4.370
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000026586 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000026586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.70%)
C000026586 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000026586 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026586 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000026586 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026586 | AssetU.S. Treasury ObligationsFR_91282CJM4
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000026586 | AssetCorporate Bonds & NotesFR_210385AR1
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000026586 | AssetAsset-Backed SecuritiesFR_73742YAJ4
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026586 | AssetNon-Agency Mortgage-Backed SecuritiesFR_096941AB5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026586 | AssetLoan Participations and AssignmentsFR_67123SAB5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026586 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000085176 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000085176 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.70%)
C000085176 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000085176 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000085176 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000085176 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000085176 | AssetU.S. Treasury ObligationsFR_91282CJM4
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000085176 | AssetCorporate Bonds & NotesFR_210385AR1
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000085176 | AssetAsset-Backed SecuritiesFR_73742YAJ4
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000085176 | AssetNon-Agency Mortgage-Backed SecuritiesFR_096941AB5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000085176 | AssetLoan Participations and AssignmentsFR_67123SAB5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085176 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000118565 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000118565 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(108.30%)
C000118565 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000118565 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000118565 | AssetU.S. Government AgenciesFR_3132XCSK2
Holdings [Line Items]
Percent of Net Asset Value	148.10%
C000118565 | AssetAsset-Backed SecuritiesFR_990ADAAG8
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000118565 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02147MAJ0
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000118565 | AssetU.S. Treasury ObligationsFR_9128282R0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000118565 | AssetU.S. Government Agencies_SSFR_01F030645_BCY_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118565 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000118566 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000118566 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(108.30%)
C000118566 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000118566 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000118566 | AssetU.S. Government AgenciesFR_3132XCSK2
Holdings [Line Items]
Percent of Net Asset Value	148.10%
C000118566 | AssetAsset-Backed SecuritiesFR_990ADAAG8
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000118566 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02147MAJ0
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000118566 | AssetU.S. Treasury ObligationsFR_9128282R0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000118566 | AssetU.S. Government Agencies_SSFR_01F030645_BCY_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118566 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000118561 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000118561 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(108.30%)
C000118561 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000118561 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000118561 | AssetU.S. Government AgenciesFR_3132XCSK2
Holdings [Line Items]
Percent of Net Asset Value	148.10%
C000118561 | AssetAsset-Backed SecuritiesFR_990ADAAG8
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000118561 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02147MAJ0
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000118561 | AssetU.S. Treasury ObligationsFR_9128282R0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000118561 | AssetU.S. Government Agencies_SSFR_01F030645_BCY_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118561 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000118562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000118562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(108.30%)
C000118562 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000118562 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000118562 | AssetU.S. Government AgenciesFR_3132XCSK2
Holdings [Line Items]
Percent of Net Asset Value	148.10%
C000118562 | AssetAsset-Backed SecuritiesFR_990ADAAG8
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000118562 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02147MAJ0
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000118562 | AssetU.S. Treasury ObligationsFR_9128282R0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000118562 | AssetU.S. Government Agencies_SSFR_01F030645_BCY_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118562 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200465 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200465 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(108.30%)
C000200465 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200465 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200465 | AssetU.S. Government AgenciesFR_3132XCSK2
Holdings [Line Items]
Percent of Net Asset Value	148.10%
C000200465 | AssetAsset-Backed SecuritiesFR_990ADAAG8
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000200465 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02147MAJ0
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000200465 | AssetU.S. Treasury ObligationsFR_9128282R0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200465 | AssetU.S. Government Agencies_SSFR_01F030645_BCY_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200465 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000217562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000217562 | AssetU.S. Government AgenciesFR_3133KRBP8
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000217562 | AssetCorporate Bonds & NotesFR_25241MAA5
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000217562 | AssetU.S. Treasury ObligationsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000217562 | AssetAsset-Backed SecuritiesFR_12659UAL6
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217562 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217562 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23312BAA8
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217562 | AssetMunicipal Bonds & NotesFR_64972EUF4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217562 | AssetLoan Participations and AssignmentsFR_BA000T4M1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000217562 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026659 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026659 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000026659 | AssetU.S. Government AgenciesFR_3133KRBP8
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000026659 | AssetCorporate Bonds & NotesFR_25241MAA5
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000026659 | AssetU.S. Treasury ObligationsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000026659 | AssetAsset-Backed SecuritiesFR_12659UAL6
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026659 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026659 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23312BAA8
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026659 | AssetMunicipal Bonds & NotesFR_64972EUF4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026659 | AssetLoan Participations and AssignmentsFR_BA000T4M1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026659 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217563 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217563 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000217563 | AssetU.S. Government AgenciesFR_3133KRBP8
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000217563 | AssetCorporate Bonds & NotesFR_25241MAA5
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000217563 | AssetU.S. Treasury ObligationsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000217563 | AssetAsset-Backed SecuritiesFR_12659UAL6
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217563 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217563 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23312BAA8
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217563 | AssetMunicipal Bonds & NotesFR_64972EUF4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217563 | AssetLoan Participations and AssignmentsFR_BA000T4M1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000217563 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026658 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026658 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000026658 | AssetU.S. Government AgenciesFR_3133KRBP8
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000026658 | AssetCorporate Bonds & NotesFR_25241MAA5
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000026658 | AssetU.S. Treasury ObligationsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000026658 | AssetAsset-Backed SecuritiesFR_12659UAL6
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026658 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026658 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23312BAA8
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026658 | AssetMunicipal Bonds & NotesFR_64972EUF4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026658 | AssetLoan Participations and AssignmentsFR_BA000T4M1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026658 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066771 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000066771 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000066771 | AssetU.S. Government AgenciesFR_3133KRBP8
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000066771 | AssetCorporate Bonds & NotesFR_25241MAA5
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000066771 | AssetU.S. Treasury ObligationsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000066771 | AssetAsset-Backed SecuritiesFR_12659UAL6
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000066771 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000066771 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23312BAA8
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000066771 | AssetMunicipal Bonds & NotesFR_64972EUF4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066771 | AssetLoan Participations and AssignmentsFR_BA000T4M1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066771 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203306 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000203306 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000203306 | AssetU.S. Government AgenciesFR_3133KRBP8
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000203306 | AssetCorporate Bonds & NotesFR_25241MAA5
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000203306 | AssetU.S. Treasury ObligationsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000203306 | AssetAsset-Backed SecuritiesFR_12659UAL6
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203306 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203306 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23312BAA8
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000203306 | AssetMunicipal Bonds & NotesFR_64972EUF4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203306 | AssetLoan Participations and AssignmentsFR_BA000T4M1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000203306 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026656 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000026656 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.70%)
C000026656 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026656 | AssetU.S. Treasury ObligationsFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000026656 | AssetU.S. Government AgenciesFR_21H040657
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026656 | AssetCorporate Bonds & NotesFR_09581JAT3
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000026656 | AssetNon-Agency Mortgage-Backed SecuritiesFR_16159TAP6
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000026656 | AssetAsset-Backed SecuritiesFR_64032UAA9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026656 | AssetPreferred SecuritiesFR_19075QAF9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026656 | AssetMunicipal Bonds & NotesFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026656 | AssetAffiliated InvestmentsFR_72201R569
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082492 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000082492 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.70%)
C000082492 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082492 | AssetU.S. Treasury ObligationsFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000082492 | AssetU.S. Government AgenciesFR_21H040657
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000082492 | AssetCorporate Bonds & NotesFR_09581JAT3
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000082492 | AssetNon-Agency Mortgage-Backed SecuritiesFR_16159TAP6
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000082492 | AssetAsset-Backed SecuritiesFR_64032UAA9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082492 | AssetPreferred SecuritiesFR_19075QAF9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082492 | AssetMunicipal Bonds & NotesFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082492 | AssetAffiliated InvestmentsFR_72201R569
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099804 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099804 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
C000099804 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099804 | AssetU.S. Government AgenciesFR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000099804 | AssetCorporate Bonds & NotesFR_21038N2A8
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000099804 | AssetU.S. Treasury ObligationsFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000099804 | AssetSovereign IssuesFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000099804 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61691EAY1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099804 | AssetAsset-Backed SecuritiesFR_69392HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099804 | AssetMunicipal Bonds & NotesFR_88880LAN3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099804 | AssetCommon StocksFR_L26915121
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099804 | AssetShort-Term InstrumentsFR_71855BD82_4.050
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099802 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099802 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
C000099802 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099802 | AssetU.S. Government AgenciesFR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000099802 | AssetCorporate Bonds & NotesFR_21038N2A8
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000099802 | AssetU.S. Treasury ObligationsFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000099802 | AssetSovereign IssuesFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000099802 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61691EAY1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099802 | AssetAsset-Backed SecuritiesFR_69392HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099802 | AssetMunicipal Bonds & NotesFR_88880LAN3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099802 | AssetCommon StocksFR_L26915121
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099802 | AssetShort-Term InstrumentsFR_71855BD82_4.050
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241370 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241370 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000241370 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241370 | AssetU.S. Treasury ObligationsFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000241370 | AssetU.S. Government AgenciesFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000241370 | AssetCorporate Bonds & NotesFR_BKMG43II7
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000241370 | AssetAsset-Backed SecuritiesFR_096912AD2
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241370 | AssetSovereign IssuesFR_ACI1VHWN6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241370 | AssetShort-Term InstrumentsFR_060990009_3.690
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000241367 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241367 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000241367 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241367 | AssetU.S. Treasury ObligationsFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000241367 | AssetU.S. Government AgenciesFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000241367 | AssetCorporate Bonds & NotesFR_BKMG43II7
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000241367 | AssetAsset-Backed SecuritiesFR_096912AD2
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241367 | AssetSovereign IssuesFR_ACI1VHWN6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241367 | AssetShort-Term InstrumentsFR_060990009_3.690
Holdings [Line Items]
Percent of Net Asset Value	11.80%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.
[20]	Rounded value of investments is less than 0.1% of net assets.
[21]	Rounded value of investments is less than 0.1% of net assets.
[22]	Rounded value of investments is less than 0.1% of net assets.
[23]	Rounded value of investments is less than 0.1% of net assets.
[24]	Rounded value of investments is less than 0.1% of net assets.
[25]	Rounded value of investments is less than 0.1% of net assets.
[26]	Rounded value of investments is less than 0.1% of net assets.
[27]	Rounded value of investments is less than 0.1% of net assets.
[28]	Rounded value of investments is less than 0.1% of net assets.
[29]	Rounded value of investments is less than 0.1% of net assets.
[30]	Rounded value of investments is less than 0.1% of net assets.
[31]	Rounded value of investments is less than 0.1% of net assets.
[32]	Rounded value of investments is less than 0.1% of net assets.
[33]	Rounded value of investments is less than 0.1% of net assets.
[34]	Rounded value of investments is less than 0.1% of net assets.
[35]	Rounded value of investments is less than 0.1% of net assets.